UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     October 20, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     165613


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ON LINE             cs                                2279    42400 SH       SOLE                    42400
AMERICAN EXPRESS            cs                                4511    74250 SH       SOLE                    74250
AMERICAN INT'L GRP          cs                               16940   177038 SH       SOLE                   177038
AT&T LIBERTY MEDIA GROUP    cs                                4765   264725 SH       SOLE                   264725
CHASE MANHATTAN CORP.       cs                                3246    70275 SH       SOLE                    70275
CISCO SYSTEMS               cs                               28922   523476 SH       SOLE                   523476
COCA COLA                   cs                                5926   107500 SH       SOLE                   107500
COMPAQ                      cs                                8963   324992 SH       SOLE                   324992
DISNEY WALT                 cs                                8170   213600 SH       SOLE                   213600
ELI LILLY                   cs                                4454    54900 SH       SOLE                    54900
EMC                         cs                                2944    29700 SH       SOLE                    29700
GENERAL ELECTRIC            cs                               18405   319047 SH       SOLE                   319047
INTEL CORP.                 cs                               22070   531000 SH       SOLE                   531000
LEHMAN BROS.                cs                                1913    12950 SH       SOLE                    12950
MICROSOFT                   cs                                2121    35175 SH       SOLE                    35175
MINN. MIN. & MANUF.         cs                                2721    29860 SH       SOLE                    29860
MOTOROLA INC.               cs                                3237   114600 SH       SOLE                   114600
NOKIA                       cs                                5504   138250 SH       SOLE                   138250
PFIZER                      cs                               11906   264956 SH       SOLE                   264956
WORLDCOM INC.               cs                                6616   217800 SH       SOLE                   217800